                        IXIS U.S. DIVERSIFIED PORTFOLIO

Supplement dated December 22, 2006 to the IXIS Advisor Equity Funds Class A, B
    and C Prospectus and IXIS Advisor Equity Funds Class Y Prospectus (the
      "Prospectuses"), each dated May 1, 2006, each as may be revised and supplemented from time to time

Effective November 1, 2006, Dominic Vignola and Nicholas Zamparelli joined the portfolio management team of the BlackRock segment of the IXIS U.S. Diversified Portfolio. The following paragraph supplements the current disclosure in the "Meet the Funds' Portfolio Managers" section of the Prospectuses under the caption "BlackRock."

Dominic Vignola

Dominic Vignola has served as an Assistant Portfolio Manager for the BlackRock segment of the IXIS U.S. Diversified Portfolio since November 2006. Prior to joining BlackRock in 2006, Mr. Vignola was a Portfolio Manager at Merrill Lynch Investment Managers, L.P. (MLIM). He joined MLIM in May 2000 as a Technology Fund Analyst. Prior to joining MLIM, Mr. Vignola was a technology sector analyst for Deutsche Asset Management. Mr. Vignola received a Bachelor's degree from the College of Staten Island and an M.B.A. in finance and investments from Zicklin School of Business at Baruch College. He has over 15 years of investment experience.

Nicholas Zamparelli

Nicholas Zamparelli has served as a Fund Analyst for the BlackRock segment of the IXIS U.S. Diversified Portfolio since November 2006. Prior to joining the team Mr. Zamparelli held various portfolio management, research and trading roles within the managed accounts department of BlackRock. He joined BlackRock in 2000 as part of the company's program of recruiting highly qualified recent graduates. Mr. Zamparelli received a Bachelor's degree from Bucknell University and holds the designation of Chartered Financial Analyst. He has over 5 years of investment experience.

                        IXIS U.S. DIVERSIFIED PORTFOLIO
                                 (the "Fund")
Supplement dated December 22, 2006, to the Statement of Additional Information
                       - Part II for IXIS Advisor Funds
  Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS
                         Advisor Funds Trust IV, dated
       May 1, 2006, as may be revised and supplemented from time to time

The following information supplements the sub-section "Portfolio Managers' Management of Other Accounts" within the section "Portfolio Management Information."

The following table provides information relating to other accounts managed by Dominic Vignola and Nicholas Zamparelli as of September 30, 2006:

                   Registered Investment Companies Other Pooled Investment Vehicles       Other Accounts
                   ------------------------------- -------------------------------- ---------------------------
                                    Advisory fee                     Advisory fee                  Advisory fee
                   Other Accounts   is based on    Other Accounts    is based on    Other Accounts is based on
                      Managed       performance       Managed        performance       Managed     performance
                   ---------------- -------------- ----------------- -------------- -------------- ------------
Name of Portfolio  # of    Total    # of   Total   # of     Total    # of   Total   # of   Total   # of  Total
Manager (Firm)     Accts   Assets   Accts  Assets  Accts    Assets   Accts  Assets  Accts  Assets  Accts Assets
-----------------  -----  --------  -----  ------  -----   --------  -----  ------  ----- -------- ----- ------
Dominic Vignola           $  5.564                         $  158.2                       $   72.6
  (BlackRock).....   8     billion    0      $0      2      million    0      $0      3    million   0     $0
Nicholas
  Zamparelli***...
(BlackRock).......   0    $      0    0      $0      0     $      0    0      $0      0   $      0   0     $0

*** Mr. Zamparelli is an analyst on the team that manages the U.S. Diversified
    Portfolio and does not have primary responsibility for managing any accounts.

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Dominic Vignola and Nicholas Zamparelli as of September 30, 2006:

Name of Portfolio Manager Fund(s) Managed                 Dollar Range of Equity Securities Invested
------------------------- ------------------------------- ------------------------------------------
 Dominic Vignola          IXIS U.S. Diversified Portfolio                     A
 Nicholas Zamparelli      IXIS U.S. Diversified Portfolio                     A

 * A. None                E. $100,001 - $500,000
   B. $1 - 10,000         F. $500,001 - $1,000,000
   C. $10,001 - $50,000   G. over $1,000,000
   D. $50,001 - $100,000